Financial assets and liabilities and impacts on statements of consolidated operations - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 24,423	€ 15,087
Financial liabilities (as restated)	23,037	24,321
Financial assets at fair value	24,423	15,087
Financial liabilities at fair value	23,037	24,321
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	1,833	5,398
Financial liabilities at fair value	1,833	5,398
Current financial liabilities (as restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	13,219	11,057
Financial liabilities at fair value	13,219	11,057
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	7,985	7,866
Financial liabilities at fair value	7,985	7,866
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	413	382
Financial assets at fair value	413	382
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,239	7,893
Financial assets at fair value	5,239	7,893
Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,924	475
Financial assets at fair value	12,924	475
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,847	6,337
Financial assets at fair value	5,847	6,337
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	7,357	2,909
Fair value through profit or loss | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	0	0
Fair value through profit or loss | Current financial liabilities (as restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	7,357	2,909
Fair value through profit or loss | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	15,680	21,412
Amortized cost | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	1,833	5,398
Amortized cost | Current financial liabilities (as restated)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	5,862	8,148
Amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities (as restated)	7,985	7,866
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,847	6,337
Fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,847	6,337
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,576	8,750
Amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	413	382
Amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,239	7,893
Amortized cost | Other current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,924	475
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0